UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Dickson Partners Inc.
Address:    660 Madison Avenue, 16th Floor
            New York, NY 10021
            Leigh Waxman, (212) 754-400, Vice President

Form 13F File Number:    28-4300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Leigh Waxman
Title:    Vice President
Phone:    (212) 754-4000

Signature, Place, and Date of Signing:

         /s/ Leigh Waxman          New York, NY              02/14/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:       $190,200 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name

1.      28-4210                 Mark Dickstein*

*Mark Dickstein is the president and sole director of Dickstein Partners Inc. and all investment and trading decisions are made under his direction.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     VOTING
                                                                  SHRS                                              AUTHORITY
                               TITLE                    VALUE      OR              PUT/  INVESTMENT   OTHER  -----------------------
NAME OF ISSUER               OF CLASS    CUSIP        (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS     SOLE    SHARED NONE
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

AMR Corp                     Com       001765 10 6     8,023    734,700   SH                Sole        1     734,700
AMR Corp                     Com       001765 10 6     2,293    210,000             Call    Sole        1
Altria Group Inc             Com       02209S 10 3     5,126     84,000   SH                Sole        1      84,000
Anthem  Inc                  Com       03674B 10 4     4,560     40,000   SH                Sole        1      40,000
Bank of America Corporation  Com       060505 10 4     5,218    111,118   SH                Sole        1     111,118
Boyd Gaming Corp             Com       103304 10 1     2,624     63,000             Call    Sole        1
Citigroup Inc                Com       172967 10 1     6,071    126,000             Call    Sole        1
Expeditors Intl Wash Inc     Com       302130 10 9     1,765     31,600   SH                Sole        1      31,600
Expeditors Intl Wash Inc     Com       302130 10 9     2,368     42,400             Call    Sole        1
First Data Corp              Com       319963 10 4     3,414     80,300   SH                Sole        1      80,300
Fox Entmt Group Inc          CL A      35138T 10 7     9,866    315,000   SH                Sole        1     315,000
Fox Entmt Group Inc          CL A      35138T 10 7     3,915    125,000             Put     Sole        1     125,000
Freescale Semiconductor Inc  Com CL A  35687M 10 7     8,251    462,000   SH                Sole        1     462,000
Freescale Semiconductor Inc  Com CL A  35687M 10 7     2,947    165,000             Call    Sole        1
Hospira Inc                  Com       441060 10 0    10,120    302,100   SH                Sole        1     302,100
Hospira Inc                  Com       441060 10 0       436     13,000             Call    Sole        1
Hudson Highland Group Inc    Com       443792 10 6    10,288    358,700   SH                Sole        1     358,700
Ingersoll-Rand Company Ltd   CL A      G4776G 10 1     6,745     84,000   SH        Call    Sole        1
International Game Technolog DBCV 1/2  459902 AL 6     7,220    210,000             Call    Sole        1
JPMorgan & Chase & Co        Com       46625H 10 0     5,145    132,000   SH                Sole        1     132,000
JPMorgan & Chase & Co        Com       46625H 10 0    15,553    399,000             Call    Sole        1
Joy Global Inc               Com       481165 10 8     2,030    105,200             Call    Sole        1
Kansas City Southern         Com New   485170 30 2     3,707    210,000   SH                Sole        1     210,000
Key Energy Svcs Inc          Com       492914 10 6     4,939    420,000   SH                Sole        1     420,000
King Pharmaceuticals Inc     Com       495582 10 8     2,559    207,000   SH                Sole        1     207,000
Mattel Inc                   Com       577081 10 2     3,995    205,000             Put     Sole        1     205,000
NTL Inc Del                  Com       62940M 10 4     3,708     50,800   SH                Sole        1      50,800
Neighborcare Inc             Com       64015Y 10 4     1,283     41,900   SH                Sole        1      41,900
Neighborcare Inc             Com       64015Y 10 4       453     14,800             Call    Sole        1
Schlumberger Ltd             Com       806857 10 8     8,436    126,000             Call    Sole        1
Sprint Corp                  Com Fon   852061 10 0       273    310,000             Call    Sole        1
Sungard Data Sys Inc         Com       867363 10 3     1,783     63,000   SH                Sole        1      63,000
Toyota Motor Corp            SP ADR    892331 30 7    19,759    241,400   SH                Sole        1     241,400
                             REP2Com
Toys R Us Inc                Com       892335 10 0     2,047    100,000             Call    Sole        1
Toys R Us Inc                Com       892335 10 0     2,047    100,000             Put     Sole        1     100,000
UICI                         Com       902737 10 5     8,172    189,000             Call    Sole        1
Washington Group Intl Inc    Com New   938862 20 8     1,326     32,200   SH                Sole        1      32,200
Wet Seal Inc                 CL A      961840 10 5     1,735    210,000   SH                Sole        1     210,000


